Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2015
III | Prime Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Institutional Money Market Funds
Class III
May 30, 2015
Prospectus

The following information supplements similar information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Government Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 20, and 24, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 8.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 9, 12, and 16, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information for Prime Money Market Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 12.

  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Effective June 30, 2016, the following information replaces the similar information for Tax-Exempt Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 16.

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 20.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.

The following information replaces the similar information for Treasury Only Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 20.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 24.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces the similar information for Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 24.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.